Debt (fuboTV Inc. Pre-Merger)	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Jun. 30, 2020
Debt
16.	Convertible Notes Payable

At June 30, 2020 and December 31, 2019, the carrying amounts of the convertible notes including the remaining principal balance plus the fair value of the derivative liabilities associated with the variable share settlement feature and unamortized discounts is as follows (in thousands):

	Issuance Date	Stated Interest Rate	Maturity Date	Principal	Unamortized Discount	Variable Share Settlement Feature at Fair Value	Carrying amount
Convertible notes
GS Capital Partners (5)	1/17/2020	10%	1/17/2021	150	(82)	196	264
EMA Financial, LLC (6)	2/6/2020	10%	11/6/2020	125	(59)	187	253
Adar Alef, LLC (7)	2/10/2020	12%	2/10/2021	150	(92)	196	254
BHP Capital (8)	3/24/2020	10%	3/24/2020	100	(71)	90	119
Jefferson Street Capital, LLC (9)	3/24/2020	10%	3/24/2020	100	(71)	90	119
Auctus Fund (10)	4/1/2020	10%	3/30/2021	1,100	(825)	1,663	1,938
Eagle Equities (11)	4/2/2020	10%	3/31/2021	275	(207)	351	419
Platinum Point (12)	4/2/2020	10%	3/31/2021	103	(69)	92	126
Platinum Point (13)	4/2/2020	10%	4/20/2021	420	(340)	381	461
EMA Financial, LLC (14)	5/5/2020	10%	5/5/2020	250	(211)	415	454
Balance at June 30, 2020				$2,773	$(2,027)	$3,661	$4,407

	Issuance Date	Stated Interest Rate	Maturity Date	Principal	Unamortized Discount	Variable Share Settlement Feature at Fair Value	Carrying amount
Convertible notes
Adar Bays - Alef (1)	7/30/2019	10%	7/30/2020	$275	$(159)	$379	$495
JSJ Investments (2)	12/6/2019	10%	12/6/2020	255	(238)	422	439
Eagle Equities (3)	12/12/2019	12%	12/12/2020	210	(199)	285	296
BHP Capital (4)	12/20/2019	10%	12/20/2020	125	(114)	117	128

Balance at December 31, 2019				$865	$(710)	$1,203	$1,358

The derivative liabilities results from the variable share settlement provision featured within the convertible notes issued by the Company. The fair value of the derivative liabilities was estimated using the Monte Carlo simulation model on the dates that the notes were issued and were subsequently revalued at June 30, 2020 and December 31, 2019, with the following weighted average assumptions:

	June 30, 2020	December 31, 2019

Stock Price	$7.00 – 12.10	$8.91 – 10.15
Risk Free Interest Rate	0.13 – 0.19%	1.52 – 1.60%
Expected life (years)	0.08 – 1.00	0.58 – 1.00
Expected dividend yield	—%	—%
Expected volatility	73.5 – 79.9%	90.0 – 95.3%

Fair Value - Note Variable Share Settlement Feature (in thousands)	$3,661	$1,203

(1)	On July 30, 2019, the Company issued a convertible promissory note to Adar Alef, LLC in the amount of $275,000. The note accrues interest at a rate of 12% per annum and matures on July 30, 2020. The note is not convertible until the six month anniversary of the note, at which time if the note has not already been repaid by the Company, the note holder shall be entitled to convert all or part of the note into shares of the Company’s common stock, at a price per share equal to 53% of the lowest trading price of the common stock for the twenty prior trading days upon which the conversion notice is received by the Company.

On January 20, 2020, the Company repaid the principal balance of $275,000 and accrued interest of approximately $16,000.

(2)

On December 6, 2019, the Company issued a convertible promissory note to JSJ Investments with a principal balance of $255,000. The Company received net proceeds of $250,000. The note matures on December 6, 2020 and bears interest at 10% per annum. The Company may prepay this note and unpaid interest on or prior to July 3, 2020. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 47% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

On June 2, 2020, the Company repaid the principal balance of $255,000 and accrued interest of approximately $12,000.

(3)

On December 12, 2019, the Company issued a convertible promissory note to Eagle Equities, LLC with a principal balance of $210,000. The Company received net proceeds of $200,000. The note matures on December 12, 2020 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock, at any time after the six month anniversary of the note, at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

On June 10, 2020, the Company repaid the principal balance of $210,000 and accrued interest of approximately $13,000.

(4)

On December 20, 2019, the Company issued a convertible promissory note to BHP Capital NY Inc. with a principal balance of $125,000. The Company received net proceeds of $122,500. The note matures on December 20, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date. In connection with the promissory note, the Company issued 5,000 shares of its restricted common stock with a fair value of approximately $47,000. The Company had the option to buy back the shares 180 days from the issue date, for a one-time payment of $8.00 per share. This option was not exercised and has expired as of June 30, 2020.

On June 17, 2020, the Company repaid the principal balance of $125,000 and accrued interest of approximately $6,000.

(5)	On January 17, 2020, the Company issued a convertible promissory note to GS Capital Partners, LLC. with a principal balance of $150,000. The note matures on January 17, 2021 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

On July 15, 2020, the Company repaid the principal balance of $150,000 and accrued interest of approximately $7,000.

(6)	On February 6, 2020, the Company issued a convertible promissory note to EMA Financial, LLC. with a principal balance of $125,000. The note matures on November 6, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock equal to the lower of (i) the lowest closing price of the common stock during the preceding twenty (20) day trading period ending on the latest trading day prior to the note issuance date or (ii) at a rate of 50% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

(7)	On February 10, 2020, the Company issued a convertible promissory note to Adar Alef, LLC. with a principal balance of $150,000. The note matures on February 10, 2021 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

(8)	On March 24, 2020, the Company issued a convertible promissory note to BHP Capital NY Inc. with a principal balance of $100,000. The note matures on demand and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date.

(9)	On March 24, 2020, the Company issued a convertible promissory note to Jefferson Street Capital, LLC. with a principal balance of $100,000. The note matures on demand and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date.

(10)	On April 1, 2020, the Company issued a convertible promissory note to Auctus Fund, LLC. with a principal balance of $1.1 million. The note matures on March 30, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company’s common stock at a rate of 50% multiplied by the lowest trading price during the previous thirty (30) day trading period ending on the latest complete trading day prior to the conversion date. In connection with this convertible promissory note, the Company issued 142,118 warrants and 30,000 shares of common stock. See Note 18.

(11)	On April 2, 2020, the Company issued a convertible promissory note to Eagle Equities, LLC. with a principal balance of $275,000. The note matures on March 31, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company’s common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

(12)	On April 2, 2020, the Company issued a convertible promissory note to Platinum Point Capital, LLC. with a principal balance of $103,000. The note matures on March 31, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company’s common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date.

(13)	On April 23, 2020, the Company issued a convertible promissory note to Platinum Point Capital, LLC. with a principal balance of $420,000. The note matures on April 20, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company’s common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date. In connection with this convertible promissory note, the Company issued 55,172 warrants and 25,000 shares of common stock. See Note 18.

(14)	On May 11, 2020, the Company issued a convertible promissory note to EMA Financial, LLC. with a principal balance of $250,000. The note matures on May 5, 2021 and bears interest at 10% per annum. The note and any accrued interest may be converted into shares of the Company’s common stock equal to the lower of (i) the lowest closing price of the common stock during the preceding twenty (20) day trading period ending on the latest trading day prior to the note issuance date or (ii) at a rate of 50% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.

In addition to the above convertible promissory notes, on January 29, 2020, the Company issued a convertible promissory note to Auctus Fund, LLC. with a principal balance of $275,000. The note matures on November 29, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company’s common stock at a rate of 50% multiplied by the lowest trading price during the previous twenty five (25) day trading period ending on the latest complete trading day prior to the conversion date. On March 19, 2020, the Company repaid in full the principal balance and interest of approximately $4,000.

Fubo TV Pre-Merger [Member]
Debt

7. Debt

Signing Date Loan Agreement

Immediately following the execution and delivery of the Merger Agreement, FaceBank and fuboTV entered into a Loan and Security Agreement, dated as of March 19, 2020 (the “Signing Date Loan Agreement”), whereby FaceBank advanced to fuboTV a junior secured term loan in the aggregate principal amount of $10,000 (the “Signing Date Loan”) on the terms set forth in the Signing Date Loan Agreement. Interest on the Signing Date Loan accrues at a rate of 11% per annum. Interest is payable in arrears on the first business day of each calendar month commencing with the calendar month beginning on April 1, 2020. The maturity date for the Signing Date Loan was July 8, 2020 and is therefore classified as short-term debt on the consolidated balance sheet. This loan has been repaid in full prior to the maturity date. Pursuant to the Signing Date Loan Agreement, fuboTV granted to FaceBank a junior security interest in substantially all of its assets as security for the payment of all obligations under the Signing Date Loan Agreement, the Signing Date Loan and the other transaction documents executed in connection therewith. The Signing Date Loan and the other obligations under the Signing Date Loan Agreement are subordinated to fuboTV’s existing secured indebtedness to AMC Networks Ventures (defined as the “Senior Secured Loan” below). The Company incurred interest expense of $39 for the three months ended March 31, 2020.

Convertible Notes

In February and March 2019, the Company issued and sold $16,150 in aggregate principal amount of convertible promissory notes (the “2019 Convertible Notes”) of which $5,000 was repaid in full in March 2019. The 2019 Convertible Notes bore interest at a rate of 4.0% per annum, compounded annually. The 2019 Convertible Notes, that were not repaid in full in March 2019, were converted into shares of the Company’s Series E-1 convertible preferred stock in March 2019 as part of the Q1 Series E Financing (as hereinafter defined). See Note 9.

At the issuance dates of the respective 2019 Convertible Notes, the Company fair valued and bifurcated the automatic conversion features from the respective host debt instrument and recorded convertible notes derivatives of $2,120. The resulting debt discount from the derivative liabilities was presented as a direct deduction from the carrying amount of that debt liability and was amortized to interest expense using the effective interest rate method.

Senior Secured Loan

In April 2018, the Company entered into a senior secured term loan with AMC Networks Ventures, LLC (the “Term Loan”) with a principal amount of $25,000, bearing interest equal to LIBOR (London Interbank Offered Rate) plus 5.25% per annum and with scheduled principal payments beginning in 2020. The Company incurred $172 of debt issuance cost that is being amortized over the life of the Term Loan, of which the Company recognized $11 for the three months ended March 31, 2020 and 2019, respectively. The Company has made principal repayments of $1,250 during the three months ended March 31, 2020. The outstanding balance, net of issuance costs of the Term Loan is $23,632 as of March 31, 2020.

The Term Loan grants AMC Networks Ventures, LLC first priority lien on substantially all of the Company’s assets and has priority over the Company’s convertible preferred stock. The Term Loan matures on April 6, 2023, has certain financial covenants and requires the Company to maintain a certain minimum subscriber level. The Company was in compliance with all covenants at March 31, 2020 and December 31, 2019.